Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 002 - EBP, Other Related Party and Party-in-Interest - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Purchased, Number of Shares	274,442	317,865
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 16,859,197	$ 18,359,682
EBP, Investment, Sold, Number of Shares	384,374	749,990
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 24,020,181	$ 42,669,845
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ 8,960,993	$ 14,968,637
Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Purchased, Number of Shares	538,986	1,027,871
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 9,666,248	$ 18,183,279
EBP, Investment, Sold, Number of Shares	844,470	639,991
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 15,205,550	$ 11,391,694
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ (196,159)	$ (442,049)